Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PAYDEN & RYGEL INVESTMENT GROUP
Prospectus Date	rr_ProspectusDate	May 07, 2014
Document Creation Date	dei_DocumentCreationDate	May 08, 2014